Financial instruments (Derivatives) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net	$ 6,123	$ (55,535)
Gain (loss)	37,791	(72,949)
Current portion of other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net	(14,338)	(25,913)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(8,006)	(32,429)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	9,137	1,331
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	19,330	1,476
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	11,942	(48,251)
Gain (loss)	38,975	(66,360)
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(5,819)	(7,284)
Gain (loss)	$ (1,184)	$ (6,589)